SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		57 Months Ended	60 Months Ended	69 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Depreciation expense	$ 0	$ 1,452	$ 0	$ 7,260	$ 7,260	$ 15,155	$ 33,014	$ 33,014	$ 33,014
Disposed of all of its furniture and equipment					1,129
Revenues					$ 0	$ 223,588		$ 415,996